Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Business segment information
Sales	$ 47,049	$ 43,737	$ 25,730	$ 90,786		$ 69,600
Excise taxes	(5,416)	(5,104)	(4,168)	(10,520)		(9,461)
Revenues from sales	41,633	38,633	21,562	80,266		60,139
Purchases, net of inventory variation	(26,719)	(23,398)	(12,025)	(50,117)		(40,093)
Other operating expenses	(6,717)	(6,880)	(6,321)	(13,597)		(13,265)
Exploration costs	(123)	(167)	(114)	(290)		(254)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,121)	(3,325)	(11,593)	(6,446)		(15,228)
Other income	223	358	362	581		942
Other expense	(298)	(659)	(108)	(957)		(528)
Financial interest on debt	(501)	(466)	(530)	(967)		(1,099)
Financial income and expense from cash & cash equivalents	77	95	50	172		(105)
Cost of net debt	(424)	(371)	(480)	(795)		(1,204)
Other financial income	265	109	419	374		607
Other financial expense	(131)	(130)	(161)	(261)		(342)
Net income (loss) from equity affiliates	(680)	881	(447)	201		285
Income taxes	(1,609)	(1,639)	484	(3,248)		521
Consolidated net income	2,299	3,412	(8,422)	5,711	$ 1,084	(8,420)
TotalEnergies share	2,206	3,344	(8,369)	5,550		(8,335)
Non-controlling interests	93	$ 68	(53)	161		(85)
Adjusted
Business segment information
Sales	47,058		25,748	90,830		69,616
Excise taxes	(5,416)		(4,168)	(10,520)		(9,461)
Revenues from sales	41,642		21,580	80,310		60,155
Purchases, net of inventory variation	(27,108)		(11,842)	(51,397)		(37,949)
Other operating expenses	(6,708)		(6,199)	(13,576)		(12,985)
Exploration costs	(123)		(114)	(290)		(254)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,105)		(3,302)	(6,285)		(6,937)
Other income	138		240	554		820
Other expense	(142)		(103)	(334)		(294)
Financial interest on debt	(501)		(527)	(967)		(1,094)
Financial income and expense from cash & cash equivalents	69		(3)	156		(13)
Cost of net debt	(432)		(530)	(811)		(1,107)
Other financial income	265		419	374		607
Other financial expense	(131)		(160)	(261)		(341)
Net income (loss) from equity affiliates	740		11	1,260		669
Income taxes	(1,485)		95	(2,931)		(490)
Consolidated net income	3,551		95	6,613		1,894
TotalEnergies share	3,463		126	6,466		1,907
Non-controlling interests	88		(31)	147		(13)
Adjustments
Business segment information
Sales	(9)		(18)	(44)		(16)
Revenues from sales	(9)		(18)	(44)		(16)
Purchases, net of inventory variation	389		(183)	1,280		(2,144)
Other operating expenses	(9)		(122)	(21)		(280)
Depreciation, depletion and impairment of tangible assets and mineral interests	(16)		(8,291)	(161)		(8,291)
Other income	85		122	27		122
Other expense	(156)		(5)	(623)		(234)
Financial interest on debt			(3)			(5)
Financial income and expense from cash & cash equivalents	8		53	16		(92)
Cost of net debt	8		50	16		(97)
Other financial expense			(1)			(1)
Net income (loss) from equity affiliates	(1,420)		(458)	(1,059)		(384)
Income taxes	(124)		389	(317)		1,011
Consolidated net income	(1,252)		(8,517)	(902)		(10,314)
TotalEnergies share	(1,257)		(8,495)	(916)		(10,242)
Non-controlling interests	$ 5		$ (22)	$ 14		$ (72)